INCOME TAX (Details - Reconciliation of income tax rate) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Tax Disclosure [Abstract]
Income before income taxes			$ 642,852	$ 2,018,417
Statutory income tax rate			16.50%	16.50%
Income tax expense at statutory rate			$ 106,071	$ 333,038
Tax effect of non-deductible items			19,648	1,212
Tax effect of deductible items			(702)	(131,533)
Tax holiday			(21,245)	(23,871)
Income tax expense	$ 32,508	$ 49,191	$ 103,772	$ 178,846